                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854  x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                        Toronto, Ontario   May 10, 2011
-------------------------------------   ----------------   ------------
[Signature]                               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         84
Form 13F Information Table Value Total: $4,326,304 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number        Name
---   --------------------        ----
1     28-______________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER  --------------------------
   NAME OF ISSUER      TITLE OF CLASS     CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
-------------------- ------------------ --------- ------------ ---------- --- ---- ---------- -------- --------- ------ ---------
3M COMPANY           COMMON             88579Y101    58,765.00    628,500          DEFINED                                628,500
3M COMPANY           COMMON             88579Y101   117,052.65  1,251,900          SOLE                1,160,900           91,000
AMERICAN EXPRESS CO  COMMON             025816109     4,190.00     92,700          DEFINED                                 92,700
AMERICAN EXPRESS CO  COMMON             025816109     8,859.20    196,000          SOLE                  183,200           12,800
APACHE CORP          COMMON             037411105    53,763.00    410,655          DEFINED                                410,655
APACHE CORP          COMMON             037411105   108,211.93    826,550          SOLE                  536,450          290,100
BECTON DICKINSON     COMMON             075887109    32,028.00    402,260          DEFINED                                402,260
BECTON DICKINSON     COMMON             075887109    60,551.01    760,500          SOLE                  701,500           59,000
BEMIS INC            COMMON             081437105    21,464.00    654,200          DEFINED                                654,200
BEMIS INC            COMMON             081437105    44,624.22  1,360,080          SOLE                1,259,980          100,100
BERKSHIRE HATHAWAY   CLASS B            084670702    31,030.00    371,040          DEFINED                                371,040
BERKSHIRE HATHAWAY   CLASS B            084670702    69,466.42    830,640          SOLE                  770,890           59,750
BROWN FORMAN CORP    CLASS B            115637209    13,612.00    199,300          DEFINED                                199,300
BROWN FORMAN CORP    CLASS B            115637209     3,186.20     46,650          SOLE                   46,650               --
CARNIVAL CORP        COMMON             143658300    40,570.00  1,057,625          DEFINED                              1,057,625
CARNIVAL CORP        COMMON             143658300    83,691.32  2,181,734          SOLE                2,022,128          159,606
COCA-COLA CO         COMMON             191216100    40,058.00    603,740          DEFINED                                603,740
COCA-COLA CO         COMMON             191216100    57,299.86    863,600          SOLE                  803,400           60,200
CRANE CO             COMMON             224399105     8,202.00    169,350          DEFINED                                169,350
CRANE CO             COMMON             224399105    18,093.45    373,600          SOLE                  345,390           28,210
DENTSPLY INTL INC    COMMON             249030107     5,116.00    138,300          DEFINED                                138,300
DENTSPLY INTL INC    COMMON             249030107    11,596.37    313,500          SOLE                  290,400           23,100
EAGLE MATERIALS      COMMON             26969P108     4,255.00    140,600          DEFINED                                140,600
EAGLE MATERIALS      COMMON             26969P108    10,522.19    347,726          SOLE                  319,826           27,900
FORTUNE BRANDS INC   COMMON             349631101    32,727.00    528,800          DEFINED                                528,800
FORTUNE BRANDS INC   COMMON             349631101     8,392.28    135,600          SOLE                  135,600               --
GANNETT INC          COMMON             364730101    30,377.00  1,994,550          DEFINED                              1,994,550
GANNETT INC          COMMON             364730101    41,651.16  2,734,810          SOLE                2,549,120          185,690
GRANITE CONSTR INC   COMMON             387328107     7,328.00    260,800          DEFINED                                260,800
GRANITE CONSTR INC   COMMON             387328107    10,309.89    366,900          SOLE                  340,200           26,700
HEARTLAND EXPRESS IN COMMON             422347104     9,624.00    548,572          DEFINED                                548,572
HEARTLAND EXPRESS IN COMMON             422347104     1,859.08    105,973          SOLE                  105,973               --
HOME DEPOT INC       COMMON             437076102     4,049.00    109,250          DEFINED                                109,250
HOME DEPOT INC       COMMON             437076102    11,496.01    310,200          SOLE                  285,600           24,600
HUBBELL INC          CLASS B            443510201    26,024.00    366,380          DEFINED                                366,380
HUBBELL INC          CLASS B            443510201    49,842.04    701,704          SOLE                  647,704           54,000
INTEL CORP           COMMON             458140100    18,639.00    923,615          DEFINED                                923,615
INTEL CORP           COMMON             458140100    35,429.42  1,755,670          SOLE                1,627,620          128,050
JOHNSON & JOHNSON    COMMON             478160104    48,435.00    817,470          DEFINED                                817,470
JOHNSON & JOHNSON    COMMON             478160104   100,689.45  1,699,400          SOLE                1,577,400          122,000
LENNAR CORP          CLASS B            526057302     7,296.00    497,350          DEFINED                                497,350
LENNAR CORP          CLASS B            526057302     1,550.00    105,658          SOLE                  105,658               --
MARKEL CORP          COMMON             570535104    64,098.00    154,657          DEFINED                                154,657
MARKEL CORP          COMMON             570535104   124,687.28    300,850          SOLE                  276,484           24,366
MARTIN MARIETTA MATL COMMON             573284106     4,596.00     51,252          DEFINED                                 51,252
MARTIN MARIETTA MATL COMMON             573284106    11,567.43    129,000          SOLE                  119,300            9,700
MDU RES GROUP INC    COMMON             552690109    40,616.00  1,768,200          DEFINED                              1,768,200

                           FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER  --------------------------
   NAME OF ISSUER      TITLE OF CLASS     CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
-------------------- ------------------ --------- ------------ ---------- --- ---- ---------- -------- --------- ------ ---------
MDU RES GROUP INC    COMMON             552690109    53,662.51  2,336,200          SOLE                2,175,700          160,500
MERCK & CO INC       COMMON             58933Y105    41,295.00  1,250,975          DEFINED                              1,250,975
MERCK & CO INC       COMMON             58933Y105    80,234.11  2,430,600          SOLE                2,254,100          176,500
MICROSOFT CORP       COMMON             594918104    35,940.00  1,415,502          DEFINED                              1,415,502
MICROSOFT CORP       COMMON             594918104    62,032.85  2,443,200          SOLE                2,267,500          175,700
NABORS INDS LTD      COMMON             G6359F103    44,422.00  1,462,200          DEFINED                              1,462,200
NABORS INDS LTD      COMMON             G6359F103    84,049.31  2,766,600          SOLE                2,568,200          198,400
PETROLEO BRASILEIRO  ADR(2 ORD SHRS)    71654V408   260,121.69  6,433,878          SOLE                5,166,878        1,267,000
PFIZER INC           COMMON             717081103    51,783.00  2,549,630          DEFINED                              2,549,630
PFIZER INC           COMMON             717081103    92,702.56  4,564,380          SOLE                4,235,860          328,520
POSCO                ADR(0.25 ORD SHRS) 693483109   110,485.06    966,708          SOLE                  797,688          169,020
PROCTER & GAMBLE CO  COMMON             742718109    42,836.00    695,394          DEFINED                                695,394
PROCTER & GAMBLE CO  COMMON             742718109    79,919.84  1,297,400          SOLE                1,203,800           93,600
RYANAIR HLDGS        SP ADR (5 ORD)     783513104   210,526.90  7,572,910          SOLE                6,395,410        1,177,500
SAMSUNG ELECTRS LTD  GDR 144A (0.5 ORD) 796050888   350,821.17    825,823          SOLE                  685,193          140,630
SANDERSON FARMS      COMMON             800013104     3,958.00     86,200          DEFINED                                 86,200
SANDERSON FARMS      COMMON             800013104     1,106.67     24,100          SOLE                   24,100               --
SIGNET JEWELERS LT   SHS                G81276100   200,374.95  4,354,084          SOLE                  969,847        3,384,237
SIMPSON MANUFACTURIN COMMON             829073105     4,110.00    139,500          DEFINED                                139,500
SIMPSON MANUFACTURIN COMMON             829073105     1,034.05     35,100          SOLE                   35,100               --
SK TELECOM CO LTD    ADR(1/9 ORD)       78440P108   193,507.67 10,287,489          SOLE                8,571,089        1,716,400
SYSCO CORP           COMMON             871829107    23,686.00    855,100          DEFINED                                855,100
SYSCO CORP           COMMON             871829107    43,813.09  1,581,700          SOLE                1,464,700          117,000
TELLABS INC          COMMON             879664100    18,902.00  3,607,250          DEFINED                              3,607,250
TELLABS INC          COMMON             879664100    28,728.82  5,482,600          SOLE                5,109,852          372,748
TIDEWATER INC        COMMON             886423102    50,247.00    839,550          DEFINED                                839,550
TIDEWATER INC        COMMON             886423102    85,824.90  1,434,000          SOLE                1,335,334           98,666
UNITED TECHNOLOGIES  COMMON             913017109    11,961.00    141,300          DEFINED                                141,300
UNITED TECHNOLOGIES  COMMON             913017109    26,893.31    317,700          SOLE                  292,200           25,500
WALGREEN CO          COMMON             931422109    51,576.00  1,284,900          DEFINED                              1,284,900
WALGREEN CO          COMMON             931422109    99,503.05  2,478,900          SOLE                2,294,100          184,800
WALT DISNEY CO       COMMON             254687106    12,102.00    280,850          DEFINED                                280,850
WALT DISNEY CO       COMMON             254687106    29,421.85    682,800          SOLE                  631,200           51,600
WASHINGTON FED INC   COMMON             938824109    29,670.00  1,711,100          DEFINED                              1,711,100
WASHINGTON FED INC   COMMON             938824109    64,851.17  3,739,975          SOLE                3,459,995          279,980
WELLS FARGO & CO     COMMON             949746101    47,715.00  1,505,212          DEFINED                              1,505,212
WELLS FARGO & CO     COMMON             949746101    98,994.66  3,122,860          SOLE                2,886,260          236,600
                                                  ------------
                                                  4,326,304.02